Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 02, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Percentage of special stock dividend paid to common shareholders	4.00%
Loans
Mortgage loans held for sale		$ 95,882	$ 2,300,000
Restructured Loans
Sustained period of repayment performance for non-accrual TDRs to be returned to accruing status		6 months
Capital Stock of the Federal Home Loan Bank
Investment in the capital stock of FHLB in an amount equal to basis points of Bank's year-end total assets (as a percent)		0.12%
Advances from FHLB to the Bank in which amount is required to be maintained as an investment in the capital stock of the FHLB (as a percent)		4.45%
Buildings and improvements | Minimum
Premises and equipment
Estimated useful lives		5 years
Buildings and improvements | Maximum
Premises and equipment
Estimated useful lives		40 years
Furniture and equipment | Minimum
Premises and equipment
Estimated useful lives		3 years
Furniture and equipment | Maximum
Premises and equipment
Estimated useful lives		15 years